OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Other income [abstract]
Summary of Brookfield Renewables other income
Brookfield Renewable’s other income for the year ended December 31 is comprised of the following:

(MILLIONS)	2019	2018	2017
Interest and other investment income	$32	$22	$32
Gain on regulatory provision	14	—	—
Gain on available for sale investments	—	—	15
Other	59	53	6

	$105	$75	53